S000012093 [Member] Expense Example - S000012093 [Member]	Oct. 31, 2025 USD ($)
C000032969 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 376
Expense Example, with Redemption, 3 Years	570
Expense Example, with Redemption, 5 Years	780
Expense Example, with Redemption, 10 Years	1,384
C000032971 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	224
Expense Example, with Redemption, 3 Years	419
Expense Example, with Redemption, 5 Years	736
Expense Example, with Redemption, 10 Years	1,510
C000106577 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	358
Expense Example, with Redemption, 10 Years	820
C000122676 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	796
C000184733 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	314
Expense Example, with Redemption, 10 Years	$ 724